ESTIMATION OF FAIR VALUE (Details 5)	Dec. 31, 2017 T
0 to 3
Disclosure Of Estimations of Fair Value [Line Items]
Tons of fresh fruit per hectare	0
4
Disclosure Of Estimations of Fair Value [Line Items]
Tons of fresh fruit per hectare	4.25
5
Disclosure Of Estimations of Fair Value [Line Items]
Tons of fresh fruit per hectare	9.91
6
Disclosure Of Estimations of Fair Value [Line Items]
Tons of fresh fruit per hectare	11.73
7
Disclosure Of Estimations of Fair Value [Line Items]
Tons of fresh fruit per hectare	21.58
8 to 25
Disclosure Of Estimations of Fair Value [Line Items]
Tons of fresh fruit per hectare	21.80
More than 25
Disclosure Of Estimations of Fair Value [Line Items]
Tons of fresh fruit per hectare	36.10